Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 13,692	$ 13,166	$ 12,671
Costs and expenses:
Operating	8,438	7,956	7,911
Selling, general and administrative	2,126	2,054	1,935
Depreciation and amortization	223	225	235
Restructuring and merger and acquisition-related costs	63	38	45
Other operating items, net	(19)	(9)	(139)
Total costs and expenses	10,831	10,264	9,987
Operating income (loss)	2,861	2,902	2,684
Interest expense	(457)	(411)	(392)
Interest income	64	32	24
Loss on early extinguishment of debt	(49)	0	0
Pension settlement charges	(352)	(211)	0
Other items, net	(88)	(82)	(52)
Earnings from continuing operations before income taxes and equity in loss of investee companies	1,979	2,230	2,264
Provision for income taxes	(633)	(628)	(676)
Equity in loss of investee companies, net of tax	(37)	(50)	(34)
Net earnings from continuing operations	1,309	1,552	1,554
Net loss from discontinued operations, net of tax	(952)	(291)	(141)
Net earnings	$ 357	$ 1,261	$ 1,413
Basic net earnings (loss) per common share:
Net earnings from continuing operations (in dollars per share)	$ 3.26	$ 3.50	$ 3.21
Net loss from discontinued operations (in dollars per share)	(2.37)	(0.66)	(0.29)
Net earnings (in dollars per share)	0.89	2.84	2.92
Diluted net earnings (loss) per common share:
Net earnings from continuing operations (in dollars per share)	3.22	3.46	3.18
Net loss from discontinued operations (in dollars per share)	(2.34)	(0.65)	(0.29)
Net earnings (in dollars per share)	$ 0.88	$ 2.81	$ 2.89
Weighted average number of common shares outstanding:
Basic weighted average number of common shares outstanding (in shares)	401	444	484
Diluted weighted average number of common shares outstanding (in shares)	407	448	489
Dividends per common share (in dollars per share)	$ 0.72	$ 0.66	$ 0.60